Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Exor S.p.A
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.34%
Iveco-Oto Melara Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 203	$ 277